Accrued expenses and other current liabilities	12 Months Ended
Dec. 31, 2020
Accrued expenses and other current liabilities
Accrued expenses and other current liabilities
8.	Accrued expenses and other current liabilities
Accrued expenses and other current liabilities consist of the following:

	As of December 31,
	2019	2020
	RMB	RMB

Accrued payroll and welfare	163,309,115	176,217,767
Accrued marketing cost	112,859,994	132,487,573
Deposits	30,566,743	19,994,929
Other tax payable	13,767,363	18,974,895
Payable for repurchase of ordinary shares	53,293,800	—
Others	18,550,109	36,365,656

Total	392,347,124	384,040,820